Assets Held for Sale - Details of Assets Held For Sale and Related Liabilities (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2025 KRW (₩)
Assets and liabilities held for sale [Line Items]
Disposal of equity securities classified as assets held for sale	₩ 467,796
Loss on Disposal of Equity Securities Classified as Assets Held for Sale	₩ 9,883